4. Intangible Assets - Intangible Assets (Details) - USD ($)	Sep. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Quarter Three Report [Member]
Patents	$ 89,992		$ 61,690
Less: Impairment Charges
Less: Accumulated Amortization	$ (18,976)		$ (15,271)
Patents - net	$ 71,016		$ 46,419
Quarter One Report [Member]
Patents		$ 67,647
Less: Impairment Charges
Less: Accumulated Amortization		$ (16,287)
Patents - net		$ 51,360